Stockholders' equity, Other Components of equity (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Other components of equity [Abstract]
Balance, beginning of period		$ 2,422,792		$ 2,124,258	$ 2,229,062
Revaluation of assets		314,436		379,420	(161,411)
Defined benefit plan		10,953		2,354	15,430
Tax expense		(97,617)		(114,532)	43,794
Total net of taxes		227,772		267,242	(102,187)
Balance, end of period		2,247,408		2,422,792	2,124,258
Statutory Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period		216,948		216,948
Revaluation of assets		0		0
Defined benefit plan		0		0
Reclassification from disposal of properties and depreciation / revaluation of assets		0		0
Total before taxes		0		0
Tax expense		0		0
Total net of taxes		0		0
Balance, end of period		216,948		216,948	216,948
Defined Benefit Plan [Member]
Other components of equity [Abstract]
Balance, beginning of period		(123,769)		(125,417)
Revaluation of assets		0		0
Defined benefit plan		10,953		2,354
Reclassification from disposal of properties and depreciation / revaluation of assets		0		0
Total before taxes		10,953		2,354
Tax expense		(3,286)		(706)
Total net of taxes		7,667		1,648
Balance, end of period		(116,102)		(123,769)	(125,417)
Premium on Convertible Obligations [Member]
Other components of equity [Abstract]
Balance, beginning of period		77,106		77,106
Revaluation of assets		0		0
Defined benefit plan		0		0
Reclassification from disposal of properties and depreciation / revaluation of assets		0		0
Total before taxes		0		0
Tax expense		0		0
Total net of taxes		0		0
Balance, end of period		77,106		77,106	77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period		(247,668)		(247,668)
Revaluation of assets		0		0
Defined benefit plan		0		0
Reclassification from disposal of properties and depreciation / revaluation of assets		0		0
Total before taxes		0		0
Tax expense		0		0
Total net of taxes		0		0
Balance, end of period		(247,668)		(247,668)	(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period		849,341		785,975
Revaluation of assets		314,436	[1]	379,420
Defined benefit plan		0		0
Reclassification from disposal of properties and depreciation / revaluation of assets	[2]	(55)		(202,228)
Total before taxes		314,381		177,192
Tax expense		(94,331)		(113,826)
Total net of taxes		220,050		63,366
Balance, end of period		1,069,391		849,341	785,975
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period		771,958		706,944	849,466
Revaluation of assets		314,436		379,420
Defined benefit plan		10,953		2,354
Reclassification from disposal of properties and depreciation / revaluation of assets		(55)		(202,228)
Total before taxes		325,334		179,546
Tax expense		(97,617)		(114,532)
Total net of taxes		227,717		65,014	(142,522)
Balance, end of period		$ 999,675		$ 771,958	$ 706,944

[1]	Corresponds to the revaluation of the land of the project called "Liquid Storage Terminal", derived from changes in the conditions of the project generated by obtaining permits, the revaluation allows the Management to know the fair value of the property based on at its best use.
[2]	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and disposals of vessels, as well as the depreciation for the period of revaluation of properties and vessels.